INTANGIBLE ASSETS AND GOODWILL - Disclosure of detailed information about intangible assets and goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 17,046
Impairment	0
Intangible assets and goodwill at end of period	56,239	$ 17,046
GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	14,321
Intangible assets and goodwill at end of period	41,979	14,321
SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	0	0
LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,925
Intangible assets and goodwill at end of period	8,296	1,925
BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	5,422	0
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	264
Intangible assets and goodwill at end of period	123	264
NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	536
Intangible assets and goodwill at end of period	419	536
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,309	2,466
Acquisitions through business combinations (Note 27)	41,875	17,006
Additions	30	538
Impairment		1,701
Disposals	(313)
Intangible assets and goodwill at end of period	59,901	18,309
Cost | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	14,321	0
Acquisitions through business combinations (Note 27)	27,658	14,321
Additions	0	0
Impairment	0	0
Disposals	0
Intangible assets and goodwill at end of period	41,979	14,321
Cost | SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	227	227
Acquisitions through business combinations (Note 27)	0	0
Additions	0	0
Impairment		0
Disposals	(227)
Intangible assets and goodwill at end of period	0	227
Cost | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,298	198
Acquisitions through business combinations (Note 27)	7,933	2,100
Additions	0	0
Impairment		0
Disposals	0
Intangible assets and goodwill at end of period	10,231	2,298
Cost | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Acquisitions through business combinations (Note 27)	6,258	0
Additions	0	0
Impairment		0
Disposals	0
Intangible assets and goodwill at end of period	6,258	0
Cost | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	878	2,041
Acquisitions through business combinations (Note 27)	26	0
Additions	30	538
Impairment		1,701
Disposals	(86)
Intangible assets and goodwill at end of period	848	878
Cost | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	585	0
Acquisitions through business combinations (Note 27)	0	585
Additions	0	0
Impairment		0
Disposals	0
Intangible assets and goodwill at end of period	585	585
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,263)	(694)
Amortization	(2,646)	(569)
Disposals	247
Intangible assets and goodwill at end of period	(3,662)	(1,263)
Accumulated amortization | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization	0	0
Disposals	0
Intangible assets and goodwill at end of period	0	0
Accumulated amortization | SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(227)	(227)
Amortization	0	0
Disposals	227
Intangible assets and goodwill at end of period	0	(227)
Accumulated amortization | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(373)	0
Amortization	(1,562)	(373)
Disposals	0
Intangible assets and goodwill at end of period	(1,935)	(373)
Accumulated amortization | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Amortization	(836)	0
Disposals	0
Intangible assets and goodwill at end of period	(836)	0
Accumulated amortization | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(614)	(467)
Amortization	(131)	(147)
Disposals	20
Intangible assets and goodwill at end of period	(725)	(614)
Accumulated amortization | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(49)	0
Amortization	(117)	(49)
Disposals	0
Intangible assets and goodwill at end of period	$ (166)	$ (49)